Disposal of a Subsidiary - Additional Information (Detail)	Feb. 08, 2018
Eastern Airlines Industry Investment Company Limited [member]
Disclosure of disposal of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%